RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Hedging derivatives - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	19,332,588	15,370,870
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	2,126,229	2,062,259
Derivatives [member] | Hedging instruments [member]
Disclosure of financial assets [line items]
Financial assets	48,662	20,854
Derivatives [member] | Hedging instruments [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Notional amount	3,765,455	829,105
Financial assets	$ 48,662	$ 20,854